Note L - Fair Value - 10-K (Detail) - Changes in Liabilities at Fair Value on Recurring Basis (Fair Value, Inputs, Level 3 [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Inputs, Level 3 [Member]
Balance on		$ 1,088,000	$ 7,910,000
Payment on secured borrowings	$ (1,088,000)	$ (6,822,000)